Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Compensation Committee’s general practice to review and approve annual equity grants to eligible employees (including the executive officers) on a pre-determined schedule at its regularly scheduled meeting at which the fourth quarter and full year earnings of the prior year are approved. At such meeting, the Compensation Committee approves equity awards, but the grant date of the approved awards typically occurs on the third trading day following the public release of earnings that occurs after the Compensation Committee’s approval (unless a different date is approved by the board of directors or the Compensation Committee). The Compensation Committee does not time the granting of equity awards in relation to the release of material nonpublic information, or otherwise take into account material nonpublic information when determining the timing or terms of our equity awards. Instead, the timing of annual equity awards follows the regular annual compensation cycle in accordance with Company’s policy for granting equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During the last completed fiscal year, the Company did not grant stock options to any NEO.

Award Timing Method
It is the Compensation Committee’s general practice to review and approve annual equity grants to eligible employees (including the executive officers) on a pre-determined schedule at its regularly scheduled meeting at which the fourth quarter and full year earnings of the prior year are approved. At such meeting, the Compensation Committee approves equity awards, but the grant date of the approved awards typically occurs on the third trading day following the public release of earnings that occurs after the Compensation Committee’s approval (unless a different date is approved by the board of directors or the Compensation Committee).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not time the granting of equity awards in relation to the release of material nonpublic information, or otherwise take into account material nonpublic information when determining the timing or terms of
MNPI Disclosure Timed for Compensation Value	false